Leases (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating leases incremental borrowing rate	8.00%		8.00%		8.00%
Lease costs	$ 23,995	$ 24,729	$ 48,201	$ 49,302	$ 98,020	$ 88,237